Goodwill (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)
GOODWILL [Abstract]
Goodwill, Beginning Balance		¥ 62,548
Goodwill, Ending Balance	$ 10,088	¥ 62,548